Strive Total Return Bond ETF
Schedule of Investments
as of October 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES - 47.2%	Par	Value
Ginnie Mae II Pool
Pool MA8493, 6.50%, 12/20/2052	$205,511	$205,060
Pool MA8570, 5.50%, 01/20/2053	965,952	923,837
Pool MA8571, 6.00%, 01/20/2053	218,757	214,295
Pool MA8647, 5.00%, 02/20/2053	972,480	904,856
Pool MA8726, 5.50%, 03/20/2053	868,828	830,947
Pool MA8727, 6.00%, 03/20/2053	1,592,816	1,560,327
Pool MA8800, 5.00%, 04/20/2053	492,118	457,898
Pool MA8801, 5.50%, 04/20/2053	1,078,885	1,033,195
Pool MA8878, 5.00%, 05/20/2053	603,171	561,228
Pool MA8879, 5.50%, 05/20/2053	1,036,584	991,389
Pool MA8880, 6.00%, 05/20/2053	984,518	964,437
Pool MA8948, 5.50%, 06/20/2053	990,447	947,263
Pool MA8949, 6.00%, 06/20/2053	1,181,255	1,160,114
Pool MA9016, 5.00%, 07/20/2053	844,206	785,502
Pool MA9017, 5.50%, 07/20/2053	794,585	759,942
Pool MA9018, 6.00%, 07/20/2053	496,437	486,311
Pool MA9105, 5.00%, 08/20/2053	1,991,548	1,853,061
Pool MA9106, 5.50%, 08/20/2053	995,491	952,087
Pool MA9171, 5.50%, 09/20/2053	998,209	954,687
Federal Home Loan Mortgage Corp.
Pool SD1961, 5.50%, 12/01/2052	410,463	389,745
Pool SD8325, 6.00%, 05/01/2053	1,138,276	1,108,167
Federal National Mortgage Association
Pool FS4932, 6.00%, 06/01/2053	853,443	832,467
Pool MA4919, 5.50%, 02/01/2053	1,031,080	979,036
Pool MA4941, 5.50%, 03/01/2053	983,437	933,798
Pool MA5039, 5.50%, 06/01/2053	1,060,100	1,006,592
Pool MA5109, 6.50%, 08/01/2053	436,277	433,701
Pool MA5165, 5.50%, 10/01/2053	994,808	944,595
TOTAL MORTGAGE-BACKED SECURITIES (Cost $23,916,823)		23,174,537

ASSET-BACKED SECURITIES - 15.0%	Par	Value
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	100,000	100,748
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	400,000	401,516
Series 2023-4CP, Class D, 8.60%, 11/25/2030 (a)	350,000	351,295
Affirm, Inc., Series 2023-B, Class C, 7.81%, 09/15/2028 (a)	300,000	300,763
Avis Budget Car Rental LLC, Series 2023-8A, Class C, 7.34%, 02/20/2030 (a)	300,000	294,657
Carvana Auto Receivables Trust, Series 2023-P3, Class D, 6.82%, 08/12/2030 (a)	233,000	227,584
COLT Funding LLC, Series 2022-4, Class A2, 4.50%, 03/25/2067 (a)(b)	520,782	472,367
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	500,000	461,199
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	885,000	570,969
Exeter Automobile Receivables Trust, Series 2023-4A, Class D, 6.95%, 12/17/2029	400,000	393,501
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	300,000	284,297
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	350,000	346,696
Hertz Vehicle Financing LLC, Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	500,000	494,298
LAD Auto Receivables Trust, Series 2023-3A, Class D, 6.92%, 12/16/2030 (a)	500,000	492,968
Marlette Funding Trust, Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	400,000	397,040
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	482,507	403,798
Prosper Marketplace Issuance Trust
Series 2023-1A, Class B, 7.48%, 07/16/2029 (a)	250,000	250,976
Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	200,000	200,410
Upstart Securitization Trust, Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	500,000	480,078
Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	500,000	474,040
TOTAL ASSET-BACKED SECURITIES (Cost $7,424,239)		7,399,200

U.S. TREASURY OBLIGATIONS - 14.1%	Par	Value
United States Treasury Note/Bond
1.88%, 11/15/2051	780,000	410,475
2.50%, 02/15/2045	660,000	428,858
3.13%, 08/15/2025	2,425,000	2,342,114
3.50%, 04/30/2030	1,000,000	922,656
3.50%, 02/15/2039	500,000	415,781
3.50%, 02/15/2033	95,000	85,263
4.13%, 10/31/2027	1,850,000	1,800,715
4.13%, 11/15/2032	550,000	519,385
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,149,914)		6,925,247

CORPORATE BONDS - 9.4%	Par	Value
Aerospace & Defense - 0.2%
Boeing Co., 3.60%, 05/01/2034	100,000	78,183

Banks - 0.6%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	250,000	178,628
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	200,000	183,617
		362,245
Beverages - 0.6%
Constellation Brands, Inc., 4.90%, 05/01/2033	150,000	135,798
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	200,000	172,552
		308,350
Brokerage Asset & Managers Exchanges - 0.4%
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	200,000	172,222

Capital Markets - 0.7%
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	200,000	155,729
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	200,000	182,024
		337,753
Chemicals - 0.3%
Nutrien Ltd., 2.95%, 05/13/2030	150,000	123,787

Construction & Engineering - 0.3%
MasTec, Inc., 4.50%, 08/15/2028 (a)	150,000	131,898

Construction Machinery - 0.4%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	200,000	183,080

Consumer Finance - 0.5%
American Express Co., 5.04% to 05/01/2033 then SOFR + 1.84%, 05/01/2034	100,000	90,005
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	200,000	176,235
		266,240
Finance Companies - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	250,000	210,736

Financial Services - 0.6%
Fiserv, Inc., 5.63%, 08/21/2033	150,000	140,999
Global Payments, Inc., 5.40%, 08/15/2032	150,000	136,231
		277,230
Food & Beverage - 0.5%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	158,749
JBS USA LUX S.A. / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034 (a)	100,000	93,955
		252,704
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc., 2.54%, 02/01/2032	100,000	75,143
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	150,000	145,564
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	153,723
		374,430
Household Durables - 0.2%
NVR, Inc., 3.00%, 05/15/2030	100,000	82,263

Insurance - 0.2%
MetLife, Inc., 6.50%, 12/15/2032	100,000	102,596

Oil, Gas & Consumable Fuels - 1.2%
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	100,000	92,932
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	50,000	49,850
Hess Corp., 7.13%, 03/15/2033	100,000	107,962
MPLX LP, 5.00%, 03/01/2033	100,000	88,811
ONEOK, Inc., 6.05%, 09/01/2033	100,000	96,104
Western Midstream Operating LP, 6.15%, 04/01/2033	100,000	94,686
Williams Cos., Inc., 5.65%, 03/15/2033	100,000	94,599
		624,944
Old Field Services - 0.2%
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	100,000	95,168

Software - 0.2%
VMware, Inc., 2.20%, 08/15/2031	100,000	74,138

Specialized REITs - 0.5%
American Tower Corp., 5.55%, 07/15/2033	150,000	138,534
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	89,083
		227,617
Specialty Retail - 0.2%
Lowe’s Cos., Inc., 5.15%, 07/01/2033	100,000	91,752

Technology - 0.2%
Dell International LLC / EMC Corp., 5.75%, 02/01/2033	100,000	94,752

Wireless - 0.3%
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	135,935
TOTAL CORPORATE BONDS (Cost $4,821,827)		4,608,023

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%	Par	Value
A&D Mortgage LLC
Series 2023-NQM4, Class A1, 7.47%, 09/25/2068 (a)(c)	100,000	100,710
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(c)	100,000	100,781
Federal Home Loan Mortgage Corp., Series 2023-HQA2, Class M1B, 8.67% (30 day avg SOFR US + 3.35%), 06/25/2043 (a)(b)	500,000	512,515
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(b)	484,569	479,010
Onslow Bay Mortgage Loan Trust, Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	661,335	505,999
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	484,280	424,619
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	449,869
Western Mortgage Reference Notes, Series 2021-CL2, Class M3, 9.42% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)(b)	487,382	490,048
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,057,521)		3,063,551

COLLATERALIZED LOAN OBLIGATIONS - 4.9%	Par	Value
ARES CLO, Series 2020-57A, Class BR, 7.26% (3 mo. Term SOFR + 1.91%), 01/25/2035 (a)(b)	1,050,000	1,029,990
Goldentree Loan Opportunities Ltd., Series 2022-16A, Class D, 11.13% (3 mo. Term SOFR + 5.71%), 01/20/2035 (a)(b)	400,000	401,918
Magnetite Xxix Ltd., Series 2021-29A, Class B, 7.06% (3 mo. Term SOFR + 1.66%), 01/15/2034 (a)(b)	1,000,000	982,163
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,422,328)		2,414,071

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%	Shares
First American Government Obligations Fund - Class X, 5.28% (d)	937,853	937,853
TOTAL SHORT-TERM INVESTMENTS (Cost $937,853)		937,853

TOTAL INVESTMENTS - 98.7% (Cost $49,730,505)		$48,522,482
Other Assets in Excess of Liabilities - 2.2%		652,991
TOTAL NET ASSETS - 100.0%		$49,175,473

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SOFR - Secured Overnight Financing Rate

(a)	144A restricted security.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2023.
(c)	Step coupon bond. The rate disclosed is as of October 31, 2023.
(d)	Rate shown is the 7-day effective yield.

Strive Total Return Bond ETF
Schedule of Open Futures Contracts

as of October 31, 2023 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	40	December 19, 2023	$4,353,963	$(107,088)
U.S. Treasury 5 Year Notes	56	December 29, 2023	5,957,555	(106,867)
U.S. Treasury Long Bonds	19	December 19, 2023	2,287,488	(208,176)
				$(422,131)
Total Unrealized Appreciation (Depreciation)				$(422,131)

Strive Total Return Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$-	$23,174,537	$-	$23,174,537
Asset-Backed Securities	-	7,399,200	-	7,399,200
U.S. Treasury Obligations	-	6,925,247	-	6,925,247
Corporate Bonds	-	4,608,023	-	4,608,023
Collateralized Mortgage Obligations	-	3,063,551	-	3,063,551
Collateralized Loan Obligations	-	2,414,071	-	2,414,071
Money Market Funds	937,853	-	-	937,853
Total Investments	$937,853	$47,584,629	$-	$48,522,482

Other Financial Instruments:*
Long
Futures	$(422,131)	$-	$-	$(422,131)
Total Long	$(422,131)	$-	$-	$(422,131)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of October 31, 2023.

Refer to the Schedule of Investments for industry classifications. During the fiscal period ended October 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Fund did not hold any securities valued by the valuation designee.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023: